FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-recurring fair value measurement for:
Unrealized gains in equity investments	$ 9,400	¥ 64,628
Recurring fair value measurement
Non-recurring fair value measurement for:
Financial assets measured and recorded at fair value		0	¥ 0
Financial liabilities measured and recorded at fair value		0	0
Non-recurring fair value measurement
Non-recurring fair value measurement for:
Long-term investments		94,628
Financial assets measured and recorded at fair value			0
Financial liabilities measured and recorded at fair value			¥ 0
Significant unobservable inputs (Level 3) | Non-recurring fair value measurement
Non-recurring fair value measurement for:
Long-term investments		94,628
Unrealized gains in equity investments	$ 13,763	¥ 94,628